Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Foreign taxes - current	$ (171)	$ (131)	$ (114)
Total current taxes	(171)	(131)	(114)
Foreign taxes - deferred	12	(25)	18
Total deferred taxes	12	(25)	18
Income tax expense	$ (159)	$ (156)	$ (96)
Effective tax rate	13.00%	13.00%	7.00%